Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Operating activities
Net loss	$ (70,848)	$ (35,037)
Adjustments for items not effecting cash and cash equivalents
Income tax recovery	(2,915)	(730)
Accretion expense	4,766	5,686
Fee for services and interest paid in shares and warrants	100	1,925
Depreciation and amortization	30,169	23,565
Revaluation of derivative liability	(10,497)	6,989
Gain on disposal of assets		(3,306)
Loss on extinguishment of debenture	354	588
Debt restructuring gain		(1,145)
Impairment loss	48,681	2,733
Foreign exchange loss	310	539
Share-based compensation	8,080	4,879
Gain on extinguishment of financial liability	418	(161)
Loss on revaluation of marketable securities	489	547
Net cash flows used in operations	9,107	7,072
Changes in non-cash working capital
Trade and other receivables	(738)	(1,629)
Inventory	(2,865)	(5,501)
Loans receivable	(2,997)	(1,657)
Prepaid expenses and deposits	149	(2,011)
Accounts payable and accrued liabilities	1,839	901
Net cash provided by (used in) operating activities	4,495	(2,825)
Investing activities
Net additions of property and equipment	(7,759)	(10,563)
Net additions of intangible assets	(1,296)	(150)
Proceeds from sale of assets		2,455
Purchase of marketable securities		(507)
Business Combinations, net of cash acquired	463	(19,728)
Net cash used in investing activities	(8,592)	(28,493)
Financing activities
Repayment of finance lease obligations		(11)
Proceeds from convertible debentures net of issue costs		980
Proceeds from notes payable net of issue costs and repayment	25,827	4,000
Repayment of notes payable	(15,100)	(2,690)
Repayment of convertible debentures	(2,794)	(4,906)
Proceeds from equity financing	10,645	38,566
Interest paid on debentures and loans	(1,901)	(2,464)
Lease liability payments	(9,831)	(7,449)
Share issuance costs	(974)	(5,595)
Partner distributions	(1,961)
Proceeds from equity financing through ATM	8,807
Warrants exercised	2,140	16,175
Options exercised	309	1,202
Net cash provided by financing activities	15,167	37,808
Net increase in cash and cash equivalents	11,070	6,490
Cash and cash equivalents, beginning of period	14,014	7,524
Cash and cash equivalents, end of period	$ 25,084	$ 14,014